UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               ------------------

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SteelPath Fund Advisors LLC
         ------------------------------------------------------
Address: 2100 McKinney Ave, Suite 1401
         ------------------------------------------------------
         Dallas, TX 75201
         ------------------------------------------------------

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James McCain
         ------------------------------------------------------
Title:   CCO
         ------------------------------------------------------
Phone:   214-740-6054
         ------------------------------------------------------


Signature, Place, and Date of Signing:

                                     Dallas, TX                   4/25/11
---------------------------    -----------------------        ------------------
[Signature]                         [City, State]                  [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number       Name

28-_________               SteelPath Capital Management LLC

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      47

Form 13F Information Table Value Total:      $1,576,074
                                             ----------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

No.  Form 13F File Number   Name

1    28-_________________   SteelPath Capital Management LLC

[Repeat as necessary.]

                         Title of              Value        SHRS or                       Investment    Other     Voting Authority
Name of Issuer           Class      CUSIP      (x$1000)     PRN AMT---SH/PRN--PUT/CALL    Discretion    Manager  Sole--Shared---None
------------------------------------------------------------------------------------------------------------------------------------
Alliance Holdings GP LP  US EQUITY  01861G100  $ 10,876.23   218048.0                         YES       1              218048.0
Alliance Resource
  Partners LP            US EQUITY  01877R108  $ 13,846.36   178778.0                         YES       1              178778.0
Buckeye Partners LP      US EQUITY  118230101  $ 90,976.66  1409180.0                         YES       1             1409180.0
Boardwalk Pipeline
  Partners LP            US EQUITY  096627104  $ 26,896.59   926191.0                         YES       1              926191.0
Chesapeake Midstream
  Partners LP            US EQUITY  16524K108  $  5,144.22   179241.0                         YES       1              179241.0
Copano Energy LLC        US EQUITY  217202100  $ 22,588.28   660090.0                         YES       1              660090.0
Duncan Energy Partners
  LP                     US EQUITY  265026104  $ 26,282.92   607557.0                         YES       1              607557.0
DCP Midstream Partners
  LP                     US EQUITY  23311P100  $ 11,388.68   277976.0                         YES       1              277976.0
Enbridge Energy
  Partners LP            US EQUITY  29250R106  $ 69,521.42  2311986.0                         YES       1             2311986.0
El Paso Pipeline
  Partners LP            US EQUITY  283702108  $ 78,294.50  2253079.0                         YES       1             2253079.0
Enterprise Products
  Partners LP            US EQUITY  293792107  $ 86,456.42  2000842.8                         YES       1             2000842.8
Energy Transfer Equity
  LP                     US EQUITY  29273V100  $ 53,786.28  1196314.0                         YES       1             1196314.0
Energy Transfer
  Partners LP            US EQUITY  29273R109  $ 28,317.14   579438.0                         YES       1              579438.0
EV Energy Partners LP    US EQUITY  26926V107  $ 16,123.67   302281.0                         YES       1              302281.0
Exterran Partners LP     US EQUITY  30225N105  $ 19,612.97   763745.0                         YES       1              763745.0
Ferrellgas Partners LP   US EQUITY  315293100  $ 19,682.12   872048.0                         YES       1              872048.0
Genesis Energy LP        US EQUITY  371927104  $ 29,584.60  1085275.0                         YES       1             1085275.0
Global Partners LP       US EQUITY  37946R109  $ 27,418.37  1077766.0                         YES       1             1077766.0
Compressco Partners LP   US EQUITY  20467A101  $  9,525.70   509941.0                         YES       1              509941.0
Holly Energy Partners
  LP                     US EQUITY  435763107  $ 76,405.47  1407617.3                         YES       1             1407617.3
Kinder Morgan Energy
  Partners LP            US EQUITY  494550106  $  7,156.47    98574.0                         YES       1               98574.0
Linn Energy LLC          US EQUITY  536020100  $  7,520.86   192497.0                         YES       1              192497.0
Martin Midstream
  Partners LP            US EQUITY  573331105  $ 15,750.64   408683.0                         YES       1              408683.0
Magellan Midstream
  Partners LP            US EQUITY  559080106  $ 62,234.17  1041924.9                         YES       1             1041924.9
MarkWest Energy
  Partners LP            US EQUITY  570759100  $ 33,376.82   691891.0                         YES       1              691891.0
Targa Resources
  Partners LP            US EQUITY  87611X105  $ 24,464.50   687205.0                         YES       1              687205.0
Niska Gas Storage
  Partners LLC           US EQUITY  654678101  $ 13,097.38   762362.0                         YES       1              762362.0
Inergy LP                US EQUITY  456615103  $ 74,237.85  2099486.6                         YES       1             2099486.6
Natural Resource
  Partners LP            US EQUITY  63900P103  $ 10,324.86   311271.0                         YES       1              311271.0
NuStar Energy LP         US EQUITY  67058H102  $ 67,015.41  1035947.0                         YES       1             1035947.0
NuStar GP Holdings LLC   US EQUITY  67059L102  $  8,988.23   249673.0                         YES       1              249673.0
ONEOK Partners LP        US EQUITY  68268N103  $ 89,124.93  1044840.9                         YES       1             1044840.9
Oxford Resource
  Partners LP            US EQUITY  691807101  $  4,046.49   176011.0                         YES       1              176011.0
Plains All American
  Pipeline LP            US EQUITY  726503105  $ 76,132.78  1189574.7                         YES       1             1189574.7
PAA Natural Gas
  Storage LP             US EQUITY  693139107  $  1,251.57    55208.0                         YES       1               55208.0
PostRock Energy Corp.    US EQUITY  737525105  $     46.30     7941.0                         YES       1                7941.0
Regency Energy Partners
  LP                     US EQUITY  75885Y107  $ 59,358.48  2295378.0                         YES       1             2295378.0
Rhino Resource Partners
  LP                     US EQUITY  76218Y103  $  5,847.50   250000.0                         YES       1              250000.0
Spectra Energy Partners
  LP                     US EQUITY  84756N109  $ 50,543.24  1588411.1                         YES       1             1588411.1
Suburban Propane
  Partners LP            US EQUITY  864482104  $ 11,634.86   222549.0                         YES       1              222549.0
Sunoco Logistics
  Partners LP            US EQUITY  86764L108  $ 58,439.22   678342.6                         YES       1              678342.6
TC Pipelines LP          US EQUITY  87233Q108  $ 70,772.45  1481525.0                         YES       1             1481525.0
Teekay LNG Partners LP   US EQUITY  Y8564M105  $  8,733.71   236110.0                         YES       1              236110.0
TransMontaigne Partners
  LP                     US EQUITY  89376V100  $ 37,987.46  1088154.0                         YES       1             1088154.0
Tesoro Logistics LP      US EQUITY  88160T107  $  7,056.82   289808.0                         YES       1              289808.0
Western Gas Partners LP  US EQUITY  958254104  $ 21,140.72   594843.0                         YES       1              594843.0
Williams Partners LP     US EQUITY  96950F104  $ 27,062.31   499489.0                         YES       1              499489.0